The Prudential                      Arthur D. Woods, III
                                    Assistant General Counsel
                                    Law Department


                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (973) 802-8020 fax: (973) 802-9560



                                                              May 4, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                   Re:  Pruco Life Variable Appreciable Account
                        (Registration No. 2-89558)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 27 and (ii) that the text of Post-Effective Amendment No. 27 was filed electronically on April 28, 1998 (Accession No. 0000950110-98-000482).



                                          By: /s/
                                              ----------------------------------
                                                  Arthur D. Woods, III
                                                  Assistant General Counsel
                                                  Pruco Life Insurance Company